Stock-Based Compensation - Additional Information One (Detail) $ / shares in Units, $ in Thousands				1 Months Ended					3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Oct. 02, 2020 shares	Sep. 30, 2020 shares	Dec. 31, 2019 shares	Feb. 28, 2021 shares	Jun. 30, 2020 Grantees $ / shares shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 Grantees $ / shares shares	Apr. 30, 2017 $ / shares shares	Sep. 30, 2021 USD ($) Grantees shares		Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) Grantees shares		Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Nov. 30, 2019 $ / shares shares	Oct. 31, 2019 $ / shares	Sep. 24, 2019 $ / shares shares	Feb. 28, 2019 $ / shares
Share-based Compensation, UnVested		1,045,002							0				1,045,002					0		1,045,002
Share-based Compensation, Vesting period																		7 years
Weighted-average grant date fair value | $ / shares																					$ 1.67		$ 16.57	$ 11.51
Share based compensation expense | $									$ 4,149				$ 10,904					$ 164,023		$ 55,865	$ 62,776		$ 358,969	$ 69,400
Number of Shares Vested				15,609,963
Share based compensation by share based payment award plan modification number of employees affected | Grantees									659									659
Share based compensation by share based award options granted under repricing exchanged and new options granted					36,727,519
Share based compensation by share based payment award requisite service period																		3 years
2019 Option Repricing [Member]
Share based compensation by share based payment award plan modification number of employees affected | Grantees							4,210
2019 Option Repricing [Member] | Eligible Options [Member]
Share based compensation by share based award options exchanges							15,485,869
Share based compensation by share based award options exchanged weighted average exercise price | $ / shares							$ 28.49
2019 Option Repricing [Member] | Repriced Options [Member]
Share based compensation by share based award options exchanges							5,564,540
Share based compensation by share based award options exchanged weighted average exercise price | $ / shares							$ 4.12
Employee Stock Options | 2019 Option Repricing [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																					3 years 7 months 6 days
Share based compensation non vested award excluding options cost not yet recognized amount | $																					$ 800
Share based compensation by share based payment award plan modification incremental compensation costs. | $																					$ 700		$ 2,500
We Work Partnerships Profits Interest Units [Member]
Share based compensation expense | $									$ 0				1,200					$ 700
Restricted Stock And Restricted Stock Unit Activity [Member]
Share-based Compensation, UnVested			6,683,555				6,683,555		14,594,329	[1]								14,594,329	[1]		2,819,146	[2]	6,683,555
Share based compensation expense | $																					$ 8,300		$ 11,000	14,700
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																					9 months 18 days
Share based compensation non vested award excluding options cost not yet recognized amount | $																					$ 2,800
Share based compensation by share based award equity instruments other than options forfeited during the period																		3,107,454			3,407,669
Fair Value Of Restricted Stock | $																$ 6,300					$ 1,500
Service Based Vesting Conditions [Member] | Employee Stock Options | 2020 Option Repricing [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition																1 year 8 months 12 days					2 years 3 months 18 days
Share based compensation non vested award excluding options cost not yet recognized amount | $											$ 1,500					$ 1,500					$ 3,300
Share based compensation by share based payment award plan modification number of employees affected | Grantees					5,690
Share based compensation by share based payment award plan modification incremental compensation costs. | $																900					1,300
Share based compensation by share based award options granted under repricing weighted average exercise price per share | $ / shares					$ 2.10	$ 4.00
Share based compensation by share based award options granted under repricing exchanged					36,727,519
Share based compensation by share based award options granted under repricing exchanged and new options granted					36,727,519
Selling, General and Administrative Expenses [Member]
Share based compensation expense | $									$ 3,431				$ 7,952					$ 51,758		$ 35,864	$ 41,783		$ 300,612	47,032
Minimum [Member] | 2019 Option Repricing [Member]
Share based compensation exchange ratio							1
Minimum [Member] | Employee Stock Options | 2020 Option Repricing [Member] | Repriced Options [Member]
Share based compensation by share based award options outstanding exercisable weighted average exercise price | $ / shares																									$ 4.12
Minimum [Member] | Employee Stock Options | 2019 Option Repricing [Member] | Repriced Options [Member]
Share based compensation by share based award options outstanding exercisable weighted average exercise price | $ / shares																									4.12
Minimum [Member] | We Work Partnerships Profits Interest Units [Member] | Warrant [Member]
Sale of Stock, Price Per Share | $ / shares																												$ 0
Maximum [Member] | 2019 Option Repricing [Member]
Share based compensation exchange ratio							3
Maximum [Member] | Employee Stock Options | 2020 Option Repricing [Member] | Eligible Options [Member]
Share based compensation by share based award options outstanding exercisable weighted average exercise price | $ / shares																									4.13
Maximum [Member] | Employee Stock Options | 2019 Option Repricing [Member] | Eligible Options [Member]
Share based compensation by share based award options outstanding exercisable weighted average exercise price | $ / shares																									$ 4.13
Maximum [Member] | We Work Partnerships Profits Interest Units [Member] | Warrant [Member]
Sale of Stock, Price Per Share | $ / shares																												$ 10.00
WeWork [Member]
Share-based Compensation, UnVested			3,645,656				3,645,656														984,547		3,645,656
Share-based Compensation, Vesting period			7 years
WeWork [Member] | Minimum [Member] | Distribution Threshold Unit Per Stock [Member] | Warrant [Member]
Sale of Stock, Price Per Share | $ / shares																										$ 21.05
WeWork [Member] | Minimum [Member] | CatchUp Base Unit Per Stock [Member] | Warrant [Member]
Sale of Stock, Price Per Share | $ / shares																										21.05
WeWork [Member] | Maximum [Member] | Distribution Threshold Unit Per Stock [Member] | Warrant [Member]
Sale of Stock, Price Per Share | $ / shares																										49.28
WeWork [Member] | Maximum [Member] | CatchUp Base Unit Per Stock [Member] | Warrant [Member]
Sale of Stock, Price Per Share | $ / shares																										38.36
Adam Neumann [Member]
Share-based Compensation, UnVested																											41,686,627
Adam Neumann [Member] | Minimum [Member] | Distribution Threshold Unit Per Stock [Member] | Warrant [Member]
Sale of Stock, Price Per Share | $ / shares																										19.19	$ 19.19
Adam Neumann [Member] | Minimum [Member] | CatchUp Base Unit Per Stock [Member] | Warrant [Member]
Sale of Stock, Price Per Share | $ / shares																										19.19	19.19
Adam Neumann [Member] | Maximum [Member] | Distribution Threshold Unit Per Stock [Member] | Warrant [Member]
Sale of Stock, Price Per Share | $ / shares																										64.36	64.36
Adam Neumann [Member] | Maximum [Member] | CatchUp Base Unit Per Stock [Member] | Warrant [Member]
Sale of Stock, Price Per Share | $ / shares																										$ 38.36	$ 38.36
China Co [Member] | Share Subscription Rights [Member] | Consultant [Member]
Weighted-average grant date fair value | $ / shares								$ 3.51
Number of Shares Vested		2,000,000
Shares issued share based payment arrangement before forfeiture								10,000,000
Share based compensation term of vesting								5 years
Share based compensation by share based award vested and issued shares	2,000,000
Share based compensation number of shares forfeited	6,000,000
China Co [Member] | Stock Appreciation Rights [Member] | Two Thousand And Nineteen Long Term Equity Incentive Plan [Member]
Share-based Compensation, UnVested		467,157	747,331				747,331						467,157							467,157			747,331
Share based compensation by share based award equity instruments other than options forfeited during the period		467,157	747,331
China Co [Member] | Selling, General and Administrative Expenses [Member] | Share Subscription Rights [Member] | Non Employee Contractors [Member]
Share based compensation expense | $											$ 0			$ 4,500		$ 0	$ 13,500				$ 6,100		$ 18,000	$ 14,400
Pacific Co [Member] | Stock Appreciation Rights [Member] | Two Thousand And Eighteen Long Term Equity Incentive Plan [Member]
Share based compensation by share based award equity instruments other than options forfeited during the period															78,275
Pacific Co [Member] | Stock Appreciation Rights [Member] | Two Thousand And Nineteen Long Term Equity Incentive Plan [Member]
Share-based Compensation, UnVested			2,843,225				2,843,225																2,843,225
Share based compensation expense | $									0									11,400			$ 11,400		$ 0
Share based compensation by share based award equity instruments other than options forfeited during the period															78,275
Liabilities in respect of share based payment transaction settled | $												$ 1,300			$ 1,300
Japan Co [Member] | Interest Appreciation Rights [Member] | Two Thousand And Nineteen Long Term Equity Incentive Plan [Member]
Weighted-average grant date fair value | $ / shares																	$ 1.84				$ 1.92
Share based compensation by share based award number of shares authorized																									4,210,568
Number of membership interests for each unit of stock option																									0.000001
Share based compensation by share based award options granted during the period											434,232					434,232					1,762,919
Share based compensation by share based payment award options granted during the period weighted average exercise price per share granted | $ / shares											$ 4.69					$ 4.69					$ 5.16
Share based compensation by share award post vesting forfeiture rate																10.00%					10.00%
Suboptimal Factors As A Multiple Of Exercise Price																					2.5
Japan Co [Member] | Upon Occurrence Of Liquidation Event [Member] | Interest Appreciation Rights [Member] | Two Thousand And Nineteen Long Term Equity Incentive Plan [Member]
Share-based Compensation, Vesting period																5 years
Share based compensation expense | $									$ 0				$ 0					$ 0		$ 0	$ 0		$ 0
Share based compensation non vested award excluding options cost not yet recognized amount | $											$ 4,100					$ 4,100					$ 3,300
Share based compensation by share based payment award requisite service period																					5 years
Share based compensation by share based payment award options forfeited during the period																					59,254
Share based compensation by share based payment award options outstanding non vested																2,197,151					1,703,665

[1]	The unvested balance includes (a) 10,829,330 RSUs granted, which will vest annually over a three to seven year employment service period, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant, (b) 2,265,000 RSUs as described above, and (c) 1,500,000 RSUs as described above.
[2]	The unvested balance includes (a) 158,048 restricted stock and restricted stock units that will vest over their remaining service period, and (b) 2,661,098 restricted stock units granted, which will vest annually over a three to seven year employment service period or upon the satisfaction of specified performance-based vesting conditions, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant.